UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                             (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS

Sector Rotation Fund

Schedule of Investments
(Unaudited)

As of December 31, 2012
	Shares	Value (Note 1)

EXCHANGE TRADED FUNDS - 99.77%

Asset Allocation - 1.42%
iShares S&P Conservative Allocation Fund	10,000	$305,800
		305,800
Commodities - 8.72%
* iShares Silver Trust	20,000	587,400
* SPDR Gold Shares	8,000	1,296,163
		1,883,563
Consumer Services - 6.83%
iShares Dow Jones US Consumer Services Index Fund	17,000	1,475,600
		1,475,600
Fixed Income - 21.32%
* Direxion Daily 20 Year Plus Treasury Bear 3x Shares	4,000	216,960
iShares iBoxx $ High Yield Corporate Bond Fund	15,000	1,400,250
* ProShares UltraShort 20+ Year Treasury	1,000	63,450
SPDR Barclays Capital High Yield Bond ETF	45,000	1,831,950
SPDR Barclays Capital TIPS ETF	18,000	1,092,960
		4,605,570
Health Care - 2.77%
Health Care Select Sector SPDR Fund	15,000	598,208
		598,208
International - 9.32%
iShares MSCI Hong Kong Index Fund	25,000	485,500
iShares MSCI Singapore Index Fund	30,000	410,700
iShares MSCI Switzerland Index Fund	25,000	670,000
iShares MSCI United Kingdom Index Fund	25,000	448,500
		2,014,700
Large Cap - 42.35%
ProShares UltraPro S&P 500	6,000	529,500
* ProShares UltraPro Short S&P 500	25,000	943,750
SPDR S&P 500 ETF Trust	15,000	2,136,150
SPDR S&P Dividend ETF	70,000	4,071,200
Vanguard Value ETF	25,000	1,470,000
		9,150,600
Mid Cap - 5.30%
iShares Dow Jones Select Dividend Index Fund	20,000	1,144,800
		1,144,800
Utilities - 1.74%
Vanguard Utilities ETF	5,000	376,500
		376,500

Total Exchange Traded Funds (Cost $19,311,092)		21,555,341

		(Continued)

Sector Rotation Fund

Schedule of Investments
(Unaudited)

As of December 31, 2012
				Value (Note 1)

SHORT-TERM INVESTMENT - 6.67%
§	Fidelity Institutional Money Market Funds, 0.01%			$1,441,058

	Total Short-Term Investment (Cost $1,441,058)			1,441,058

Total Value of Investments (Cost $20,752,150 (a)) - 106.44%				$22,996,399

Liabilities in Excess of Other Assets - (6.44)%				(1,390,746)

Net Assets - 100%				$21,605,653

*	Non-income producing investment
§	Represents 7 day effective yield

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$2,300,543
Aggregate gross unrealized depreciation				(56,294)

	Net unrealized appreciation			$2,244,249

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Asset Allocation	1.42%	$ 305,800
	Commodities	8.72%	1,883,563
	Consumer Services	6.83%	1,475,600
	Fixed Income	21.32%	4,605,570
	Health Care	2.77%	598,208
	International	9.32%	2,014,700
	Large Cap	42.35%	9,150,600
	Mid Cap	5.30%	1,144,800
	Utilities	1.74%	376,500
	Short-Term Investment	6.67%	1,441,058
	Total	106.44%	$ 22,996,399

				(Continued)

Sector Rotation Fund

Schedule of Investments
(Unaudited)

As of December 31, 2012

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Funds	$21,555,341	$ 21,555,341	$ -	$ -
Short-Term Investment	1,441,058	1,441,058	-	-
Total	$22,996,399	$ 22,996,399	$ -	$ -

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Mark A. Grimaldi
Date: February 22, 2013	Mark A. Grimaldi President, Treasurer, Principal Executive Officer and Principal Financial Officer The Sector Rotation Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Grimaldi
Date: February 22, 2013	Mark A. Grimaldi President, Treasurer, Principal Executive Officer and Principal Financial Officer The Sector Rotation Fund